Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 47,008	$ 301,730
Investments held in Trust		29,029,415
Accounts receivable, net of allowance	151,640	18,975
Prepaid expenses and other assets	165,538	100,945
Receivable from SPAC		900,152
Total current assets	364,186	30,351,217
Property and Equipment, Net	98,871	83,097
Total assets	463,057	30,434,314
Current Liabilities
Accounts payable & accrued expenses	4,184,398	2,814,570
Loan Amount due to related parties	11,200	11,500
Excise tax	113,353
Loan Extensions	2,991,679
Deferred revenues	253,997	183,683
Loan Payable	38,921
Convertible promissory notes		8,490,000
Canada Emergency Business Loan Act	44,673
Income tax payable	120,017	214,850
Franchise tax payable		69,966
Pipe Notes, net of discount including interest	1,549,820
Deferred underwriter fee payable	3,525,000
Total current liabilities	12,833,058	11,784,569
Long Term Liabilities
Convertible promissory note		1,500,000
Canada Emergency Business Loan Act		44,144
Accrued interest		690,772
Warrant liabilities	24,582	362,558
Deferred underwriter fee payable		4,025,000
Working capital Loan		207,081
Extension loans		2,545,839
Total liabilities	13,322,663	21,159,963
Stockholders’ Equity (Deficit)
Common stock value	2,357	455
Commitments and contingencies		28,750,110
Additional paid in capital	42,220,714	24,032,561
Accumulated deficit	(55,082,677)	(43,509,964)
Total stockholders’ equity (deficit)	(12,859,606)	9,274,351
Total liabilities and stockholders’ equity (deficit)	463,057	30,434,314
Series A-2 Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred value		385
Series A-1 Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred value		320
Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock value		59
Common Class A One [Member]
Stockholders’ Equity (Deficit)
Common stock value		425
Related Party [Member]
Long Term Liabilities
Loan, related party of OMN	$ 465,023